FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2017
Fair value measurement [Abstract]
Disclosure of detailed information about financial assets and liabilities by category and information about financial assets and liabilities measured at fair value on recurring basis [Text Block]
The following table summarizes the Company’s financial assets and liabilities by category and information about financial assets and liabilities measured at fair value on a recurring basis in the statement of financial position categorized by level of significance of the inputs used in making the measurements:

		As at December 31, 2017		As at December 31, 2016
(in millions of U.S. dollars)	Category	Level		Level
FINANCIAL ASSETS
Cash and cash equivalents	Loans and receivables at amortized cost		216.2		185.9
Trade and other receivables	Loans and receivables at amortized cost		29.0		41.6
Provisionally priced contracts	Financial instruments at FVTPL	2	4.2	2	4.5
Gold and copper swap contracts	Financial instruments at FVTPL	2	(6.1)	2	(9.0)
Gold price option contracts	Financial Instruments at FVTPL	2	-	2	17.6
Investments	Financial instruments at FVTPL	1	1.0	1	1.1
Copper forward contracts	Financial instruments at FVTPL	2	-	2	0.3
FINANCIAL LIABILITIES
Trade and other payables(1)	Financial liabilities at amortized cost		146.0		168.3
Long-term debt	Financial liabilities at amortized cost		1,007.7		889.5
Warrants	Financial Instruments at FVTPL	1	-	1	1.3
Gold stream obligation	Financial Instruments at FVTPL	3	273.5	3	246.5
Diesel swap contracts	Financial liability at fair value through OCI	2	-	2	0.1
Performance share units	Financial Instruments at FVTPL	3	1.8	3	2.1
Restricted share units	Financial instruments at FVTPL	1	0.8	1	0.9
Copper price option contracts	Financial instruments at FVTPL	2	4.1	2	-
1.	Trade and other payables exclude the short-term portion of reclamation and closure cost obligations, copper forward contracts and the short-term portion of the gold stream obligation.

Disclosure of detailed information about carrying values and fair values of financial instruments [Text Block]
The carrying values and fair values of the Company’s financial instruments are as follows:

As at December 31, 2017			As at December 31, 2016
(in millions of U.S. dollars)	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Cash and cash equivalents	216.2	216.2	185.9	185.9
Trade and other receivables	29.0	29.0	41.6	41.6
Provisionally priced contracts	4.2	4.2	4.5	4.5
Gold and copper swap contracts	(6.1)	(6.1)	(9.0)	(9.0)
Investments	1.0	1.0	1.1	1.1
Gold price option contracts	-	-	17.6	17.6
Copper forward contracts	-	-	0.3	0.3
FINANCIAL LIABILITIES
Trade and other payables(1)	146.0	146.0	168.3	168.3
Long-term debt	1,007.7	1,064.3	889.5	920.0
Gold stream obligation	273.5	273.5	246.5	246.5
Share purchase warrants	-	-	1.3	1.3
Diesel swap contracts	-	-	0.1	0.1
Performance share units	1.8	1.8	2.1	2.1
Restricted share units	0.8	0.8	0.9	0.9
Copper price option contracts	4.1	4.1	-	-
1.	Trade and other payables exclude the short-term portion of reclamation and closure cost obligation, copper price option contracts and the short-term portion of the gold stream obligation.